Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	2023	2022
	USD	USD

Trade payables (content and service providers)	10,194,121	12,311,919
Accrued content acquisition and royalty costs	6,130,829	10,388,153
Other payables	5,752,008	1,107,647
Other accrued expenses	2,718,597	1,767,875
Withholding taxes payable	665,003	437,300
Social security and taxes payable	493,802	259,345
Deferred purchase price	250,000	250,000
	26,204,360	26,522,239